Offerings - Offering: 1	May 29, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	An indeterminate amount of debt securities is being registered as may from time to time be offered hereunder at indeterminate prices. In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant hereby defers payment of the registration fee required in connection with this registration statement. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b).